ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2013
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION
NOTE 1 - ORGANIZATION AND BASIS OF PRESENTATION:

ZAP was incorporated in California in September 1994 (together with its subsidiaries, "the Company," or "ZAP"). ZAP markets advanced transportation, including alternative energy and fuel efficient automobiles, motorcycles, bicycles, scooters, personal watercraft, hovercraft, neighborhood electric vehicles and commercial vehicles. The Company's business strategy has been to develop, acquire and commercialize electric vehicles and electric vehicle power systems, which the Company believes have fundamental practical and environmental advantages over available internal combustion modes of transportation that can be produced commercially on an economically competitive basis. In pursuit of a manufacturing plant and a partner with an existing product line, a distribution and customer support network in China and experience in vehicle manufacturing, ZAP acquired a majority of the outstanding equity in Zhejiang Jonway Automobile Co., Ltd. ("Jonway").

On January 21, 2011, the Company completed the acquisition of 51% of the equity shares of Jonway for a total purchase price of $31.75 million consisting of approximately $29 million in cash and 8 million shares of ZAP common stock valued at $2.7 million.  The Company believes that the acquisition will allow it to expand its electric vehicle ("EV") business and distribution network around the world, give it access to the rapidly growing Chinese market for electric vehicles and have competitive production capacity in an ISO 9000 certified manufacturing facility with the capacity and resources to support production of ZAP's electric vehicles and new product line of mini vans and mini SUVs.

Jonway is a limited liability company incorporated in Sanmen County, Zhejiang Province of the People's Republic of China ("the PRC") on April 28, 2004 by Jonway Group Co., Ltd. ("Jonway Group"). Jonway Group is under the control of three individuals, Wang Huaiyi, Alex Wang (the son of Wang Huaiyi) and Wang Xiao Ying (the daughter of Wang Huaiyi and all three individuals collectively referred to as the "Wang Family").

Jonway's approved scope of business operations includes the production and sale of vehicle spare parts, and the sale of UFO licensed SUV vehicles.  The principal activities of Jonway are the production and sale of automobile spare parts and the production and distribution of SUVs in China using the consigned UFO license from an affiliate of Jonway Group.

With the completion of the acquisition of a majority interest in Jonway, the combined companies' new product lines include the A380 SUV EV and the minivan EV. Both products leverage the production moldings, the manufacturing engineering infrastructure and facilities currently in place for the gasoline models of these vehicles. Since the acquisition, the companies have been working on developing the joint product line, marketing and sales plans for the 2013 EV product lines.

Jonway received certification of the EV production line by the Chinese electric vehicle authorities, which occurred in February 2013. Meanwhile; the engineering teams from both companies are undertaking extensive testing of the A380 SUV EV at Jonway Auto and ZAP Hangzhou EV research and development center.

Our target is to deliver the EV A380 SUV and EV minivan in the second half of 2013, with the purpose of obtaining the Chinese central government electric vehicle incentives of up to RMB 60,000 or over $9,510 per vehicle.  ZAP intends to use the existing manufacturing plant from Jonway that is being upgraded for the production of the electric vehicles and utilizing the existing Jonway models to gain economy of scale and reduce molding investment costs. ZAP also intends to leverage Jonway's distribution and customer support centers in China to support the sales and marketing of its new EV product line. In the meantime, Jonway auto established its two wholly-owned subsidiaries, namely, Taizhou Fuxing Vehicle Sale Co., Ltd. focusing on minivan marketing and distribution in China and Taizhou Vehicle Leasing Co., Ltd focusing on the vehicle leasing business in Taizhou.

ZAP plans to focus on developing new international markets such as Brazil, South Africa, Russia and some of the Central America countries such as Costa Rica, Ecuador and Mexico. These countries are looking for affordable gasoline and electric SUVs and minivans with a competitive price and qualities.

 BASIS OF PRESENTATION

 The accompanying consolidated financial statements include the financial statements of ZAP, and its subsidiaries: Jonway Automobile, Voltage Vehicles, ZAP Stores and ZAP Hong Kong for the three and six months ended June 30, 2013 and 2012 and are prepared in accordance with United States ("U.S.") generally accepted accounting principals ("GAAP").  In these financial statements, "subsidiaries" are companies that are over 50% controlled, the financial statements of which are consolidated with those of the Company.  Significant intercompany transactions and balances are eliminated in consolidation; profits from intercompany sales, are also eliminated; non -controlling interests are included in equity.  We account for our 37.5% interest in the ZAP Hangzhou Joint Venture using the equity method of accounting.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") for interim financial information and with the instructions to Form 10-Q and Article 8 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (all of which are of a normal recurring nature) considered necessary for a fair presentation have been included. Operating results for the three and six months ended June 30, 2013 and 2012 may not be indicative of the results that may be expected for the year ending December 31, 2013 or for any other future period.  These unaudited condensed consolidated financial statements and the notes thereto should be read in conjunction with the audited financial statements and notes thereto included in our Annual Report on Form 10-K for the year ended December 31, 2012 filed with the Securities and Exchange Commission (the "SEC") on April 16, 2013 (our "10-K").

LIQUIDITY AND RESOURCES

In assessing our liquidity, we monitor and analyze our cash on-hand, liquidation value of our investment in securities, and our operating and capital expenditure commitments.  Our principal liquidity needs are to meet our working capital requirements, operating expenses and capital expenditure obligations. Our principal sources of liquidity consist of our existing cash on hand and bank facilities from China-based banks for Jonway Auto.

In May 2012, we were approved up to an aggregate of $ 24.3 million of a credit line with the credit exposure of $7.3 million from the Sanmen Branch of CITIC Bank ("CITIC") through Jonway. When drawn down, the credit line will be secured by land and buildings on this land owned by Jonway and guaranteed by Jonway Group. Under the above credit line in November 2012, Jonway borrowed one year short-term loans in the aggregate amount of approximately $7.3 million. The annual interest rate is 6.0%, and the loans are due in November 2013. We have also drawn $5.8 million in the form of notes payable as of June 30, 2013. We deposited 100% cash as restricted cash as collateral for these notes payable. These notes are due in September, October and November 2013.  As of June 30, 2013, the total credit exposure of $7.3 million has been fully used. The credit exposure expires in November 2013.

In December 2012, we were approved up to an aggregate of $4.0 million on a credit line with the credit exposure of $4.0 million from Taizhou Bank. This credit line was guaranteed by related parties. As of June 30, 2013, the total outstanding loan under this credit line was $1.6 million which were drawdown in January, February and June 2013 with annual interest rates from 5.92% to 8.53%. The loans are due in July and December 2013. A credit exposure of $2.0 million was used in the form of notes payable of $4.5 million with restricted cash of $2.5 million deposited with the bank. As of June 30, 2013, the remaining credit exposure was $0.4 million. The credit exposure expires in December 2013.

 In December 2012, we were approved up to an aggregate of $9.1 million of a credit line with the credit exposure of $4.5 million from Everbright Bank. As of June 30, 2013, $9.0 million was drawn down as notes payable with restricted cash of $4.5 million deposited with the bank.  As of June 30, 2013, this credit exposure has been fully used. The credit exposure expires in December 2013.

We were also approved up to an aggregate of $4.8 million on a credit line from Industrial and Commercial Bank of China (ICBC). This credit line was secured by land and buildings on this land owned by Jonway and guaranteed by related parties. By June 30, 2013, the total outstanding loan under this credit line was $4.8 million which was drawdown in February and June 2013, with an annual interest rate is 5.57%. The loans are due in August 2013 through 2014. We have also drawn $2.4 million in the form of notes payable as of June 30, 2013. We deposited 100% cash as restricted cash as collateral for these notes payable. These notes were due in July 2013. The credit line expires in December 2013.

Jonway intends to utilize the credit lines to expand its electric vehicle business as well as other future vehicle models.  This includes on-going working capital needs, electric vehicle production equipment requirements, testing, homologation and new EV product molds. These credit lines will also be used to support the company's expansion plans, with emphasis on its electric vehicle production line facilities in China. Also our principal shareholder, Jonway Group, has agreed to provide the necessary support to meet our financial obligations through May 20, 2014 in the event that we require additional liquidity. In addition, CEVC convertible note which was due August 2013 has been extended to August 2014.

We will require additional capital to expand our current operations and support on-going operating losses until we can reach a larger sales volume in order to absorb operating overhead costs.  In particular, we require additional capital to expand our presence across the world, to continue development of our electric vehicle business, to continue strengthening our dealer network and after-sale service centers and expanding our market initiatives.  We also require financing the investment for the continued roll-out of new products and to add qualified sales and professional staff to execute on our business plan and pursue our efforts in the research and development of advanced technology vehicles, such as the new ZAP Alias, the electric and other fuel efficient vehicles.

We intend to fund our long term liquidity needs related to operations through the incurrence of indebtedness, equity financing or a combination of both.  Although we believe that these sources will provide sufficient liquidity for us to meet our future liquidity and capital obligations, our ability to fund these needs will depend on our future performance, which will be subject in part to general economic, financial, regulatory and other factors beyond our control, including trends in our industry and technological developments.

On May 6, 2013, the U.S. Department of Justice filed a complaint for declaratory and injunctive relief and for civil penalties against the Company.  The Company has discontinued the sale of the Xebra vehicles after these 2008 models.  The 2008 Xebra vehicles were manufactured by a company called, Fula, based in Shandong Province, China, that ZAP had imported from.

As previously disclosed in the Company's quarterly report on Form 10-Q filed May 15, 2013, the U.S. Department of Justice filed a complaint for declaratory and injunctive relief and for civil penalties against the Company. The complaint was filed in the U.S. District Court for the District of Columbia as United States v. ZAP; Civil Action No. 13-646. The action was brought under the National Traffic and Motor Vehicle Safety Act of 1966. The complaint alleges that the Company failed to develop and implement a remedy to bring its 2008 ZAP Xebra into compliance with minimum safety requirements; failed to timely and properly notify the National Highway Traffic Safety Administration ("NHTSA") about the vehicle recalls; and was uncooperative and evasive with NHTSA.

ZAP and the United States have reached a settlement of all matters arising out of the facts alleged in the complaint.  The settlement is incorporated into a Consent Decree that was entered and approved by the U.S. District Court on July 17, 2013.  Pursuant to the Consent Decree, ZAP has agreed to initiate a buy-back program whereby it will offer to provide a refund of $3,100 to each eligible MY 2008 ZAP Xebra owner.  The Consent Decree also contains notification and reporting requirements and requires ZAP to take specified actions regarding the disposition of repurchased vehicles and MY 2008 Xebras that remain in ZAP's possession.  In accordance with the Consent Decree, the Company has mailed the required notification letters to registered vehicle owners and ZAP Xebra dealers, along with a Refund Request Form.  The repurchase offer extends to 691 vehicles that have been sold by ZAP.